Finance costs, net	6 Months Ended
Dec. 31, 2024
Finance costs, net
Finance costs, net

10.Finance costs, net

The following table provides Mytheresa Group’s Finance costs, net:

	Three Months Ended December 31,		Six Months Ended December 31,
(in € thousands)	2023	2024	2023	2024
Interest expenses on revolving credit facilities	(446)	(1,227)	(701)	(1,820)
Interest expenses on leases	(752)	(675)	(1,505)	(1,354)
Total finance costs	(1,197)	(1,953)	(2,206)	(3,174)

Other interest income	—	—	1	—
Total finance income	—	—	1	—
Finance costs, net	(1,197)	(1,953)	(2,205)	(3,174)

Mytheresa Group utilized €40.6 million and provided €8.3 million in guarantees under the €75.0 million Revolving Credit Facility as of December 31, 2024.